RECLAMATION OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Reclamation Obligations Tables Abstract
Reclamation obligations
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Reclamation obligations-by item:
Elliot Lake	$17,205	$16,771	$16,742
McClean and Midwest Joint Ventures	12,837	11,716	11,384
Other	22	22	22
	$30,064	$28,509	$28,148

Reclamation obligations-by balance sheet presentation:
Current	$877	$819	$1,088
Non-current	29,187	27,690	27,060
	$30,064	$28,509	$28,148

Reclamation obligations continuity
(in thousands)	2018	2017

Balance-January 1	$28,509	$28,148
Accretion	1,316	1,296
Expenditures incurred	(755)	(981)
Liability adjustments-income statement (note 23)	369	71
Liability adjustments-balance sheet (note 13)	625	(25)
Balance-December 31	$30,064	$28,509